Customers and Other Financing and Non-Financing Accounts Receivable - Additional Information (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Financing receivable, individually evaluated for impairment	$ (870,810)	$ (251,086)